Commitments and Contingencies - Additional Information (Detail) - Dealer and distributor financing arrangements [member] $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)
Disclosure of commitments and contingencies [line items]
Outstanding financing amount	$ 3,151.5	$ 3,469.2
Unpaid principal balance	$ 20.2	$ 36.2	$ 14.0	$ 25.0
Last twelve-month average amount of financing outstanding	15.00%	10.00%
Maximum amount obligation	$ 346.9	$ 304.0
Loss related to repossessed units	0.8	0.9
Top of range [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 17.9	$ 326.7